Leases and subleases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases and subleases

23.	Leases and subleases
The activity related to the Group’s right of use asset and lease liability for the years ended December 31, 2025 and 2024 is as follows:

	Right of use asset, net
	2025 $	2024 $
Balance as of January 1,	8,061	9,825
Depreciation	(1,764)	(1,764)
Balance as of December 31,	6,297	8,061

23.	Leases and subleases continued

	Total lease liability
	2025 $	2024 $
Balance as of January 1,	18,250	21,644
Cash paid for rent - principal - financing cash flow	(3,579)	(3,394)
Cash paid for rent - interest - operating cash flow	(1,065)	(1,295)
Interest expense	1,065	1,295
Balance as of December 31,	14,671	18,250
Depreciation of the right-of-use assets, which virtually all consist of leased real estate, is included in the general and administrative expenses and research and development expenses line items in the Consolidated Statement of Comprehensive Income/(Loss).
The Group recorded depreciation expense of $1,764, $1,764 and $1,979 for the years ended December 31, 2025, 2024 and
2023, respectively.
The following table details the short-term and long-term portion of the lease liability as of December 31, 2025 and 2024:

	Total lease liability
	2025 $	2024 $
Short-term portion of lease liability	3,584	3,579
Long-term portion of lease liability	11,087	14,671
Total lease liability	14,671	18,250
The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2025 $
Less than one year	4,419
One to two years	4,551
Two to three years	4,687
Three to four years	2,796
Four to five years	—
More than five years	—
Total undiscounted lease maturities	16,452
Interest	1,781
Total lease liability	14,671
During the year ended December 31, 2019, the Group entered into a lease agreement for certain premises consisting of 50,858 rentable square feet of space located at 6 Tide Street, Boston, Massachusetts. The lease commenced on April 26, 2019 for an initial term consisting of ten years and three months, and there is an option to extend the lease for two consecutive periods of five years each. The Group assessed at the lease commencement date whether it was reasonably certain to exercise the extension options, and deemed such options were not reasonably certain to be exercised. The Group will reassess whether it is reasonably certain to exercise the options only if there is a significant event or significant change in circumstances within its control.
On June 26, 2019, the Group executed a sublease agreement with Gelesis. The lease is for 9,446 rentable square feet located on the sixth floor of the Group’s former office at 501 Boylston Street, Boston, Massachusetts. The sublease expired on August 31, 2025, and was determined to be a finance lease. Gelesis ceased operations and filed for bankruptcy on October 30, 2023. As a result, the
Group wrote off its receivable in the lease of $1,266 in 2023.
On January 23, 2023, the Group executed a sublease agreement with Allonnia, LLC (“Allonnia”). The sublease was initially for approximately 11,000 rentable square feet located on the third floor of the 6 Tide Street building where the Group’s offices are currently located. Allonnia obtained possession of the premises on February 17, 2023 with a rent commencement date of May 17,
2023. The annual lease fee was $1,111 per year. The lease term was for two years from the rent commencement date, and Allonnia had the option to extend the sublease. In February 2024, Allonnia extended the lease term through May 31, 2026. The annual lease fee increased to $1,279 per year.  In May 2025, Allonnia extended the lease term through June 26, 2027. The average annual lease fee increased to $1,384 per year. The sublease was determined to be an operating lease, and as such, the total lease payments under the sublease agreement are recognized over the lease term on a straight-line basis.
Rental income recognized by the Group during the year ended December 31, 2025,  2024, and 2023 was $1,238,  $1,053, and
$781 respectively, which was included in the other income/(expense) line item in the Consolidated Statement of Comprehensive
Income/(Loss).